Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Payments for Interest and Income Taxes
Payments for interest and income taxes were as follows:

	2016	2015	2014
Interest	$64	$66	$57
Income taxes	$247	$214	$206

Autoliv Nissin Brake Systems
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The following table summarizes the preliminary fair values, including measurement period adjustments, of identifiable assets acquired and liabilities assumed as of March 31, 2016 (in millions):

Fair value
Assets:
Cash and cash equivalents	$37.7
Receivables	1.5
Inventories	33.0
Other current assets	8.0
Property, plant and equipment	138.4
Other non-current assets	0.3
Intangibles	129.0
Goodwill	217.8
Total assets	$565.7

Fair value
Liabilities:
Account payable	$6.0
Other current liabilities	23.1
Pension liabilities	9.1
Other non-current liabilities	12.7
Total liabilities	$50.9
Net assets acquired	$514.8
Less: Non-controlling interest	(252.3)
Controlling interest	$262.5

M/A-COM Automotive Solutions Business
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of August 17, 2015 (in millions):

Amounts recognized as of acquisition date	Fair value
Assets:
Receivables	$11.5
Inventories	6.0
Other current assets	0.1
Property, plant and equipment	0.1
Intangibles	44.2
Goodwill	84.5
Total assets	$146.4
Liabilities:
Accounts payable	$7.6
Accrued expenses	0.3
Total liabilities	$7.9
Net assets acquired	$138.5

Business Combinations
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The Company’s acquisitions and divestitures of businesses and interests in affiliates, net of cash acquired were as follows:

	2016	2015	2014
Business combinations and other acquisitions:
Fair value of assets acquired, excluding cash	$(529.5)	$(146.4)	—
Liabilities assumed	50.9	7.9	—
Fair value of earn-out and deferred purchase consideration	—	39.6	—
Less: Non-controlling interest	252.3	—	—

Total business combinations	$(226.3)	$(98.9)	—
Acquisition of additional interests in subsidiaries	—	(4.2)	—

Acquisition of businesses and interests in affiliates, net of cash acquired	$(226.3)	$(103.1)	$—

	2016	2015	2014
Divestitures of business, net of cash disposed	$—	$—	$2.4